UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	05/31/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Leaders Fund
May 31, 2006 (Unaudited)

Common Stocks--100.8%	Shares	Value ($)

Commercial & Professional Services--8.4%
AM Castle & Co.	31,300	867,010
Brightpoint	340,000 a	7,269,200
DiamondCluster International	345,400 a	3,295,116
Harte-Hanks	322,000 b	8,803,480
Rush Enterprises, Cl. A	145,400 a	2,532,868
SIRVA	67,900 a	475,979
Spartan Stores	202,959	2,689,207
Standard Register	39,700	515,306
Startek	57,200	862,576
TeleTech Holdings	116,000 a	1,396,640
Valassis Communications	180,500 a,b	5,232,695
Valueclick	314,900 a,b	4,962,824
WESCO International	232,500 a	15,284,550
		54,187,451
Communications--.4%
Golden Telecom	87,900	2,212,443
Consumer Durables--.6%
Technical Olympic USA	225,600 b	4,074,336
Consumer Non-Durables--4.3%
Church & Dwight	305,000	11,025,750
Mannatech	432,400 b	6,049,276
Parlux Fragrances	212,500 a,b	5,856,500
Steven Madden	95,250	3,046,095
Tootsie Roll Industries	56,400 b	1,710,612
		27,688,233
Consumer Services--4.1%
Citadel Broadcasting	169,800 b	1,614,798
Great Wolf Resorts	106,300 a	1,256,466
Intrawest	180,600	5,865,888
LodgeNet Entertainment	123,700 a	2,339,167
Pinnacle Entertainment	321,900 a	9,962,805
Sinclair Broadcast Group, Cl. A	401,100	3,413,361
World Wrestling Entertainment	124,200	2,216,970
		26,669,455
Electronic Technology--12.7%
ADE	150,400 a	4,844,384
Advanced Energy Industries	289,700 a	4,084,770
Amkor Technology	42,200 a,b	401,322
Asyst Technologies	513,700 a,b	3,534,256
Audiovox, Cl. A	64,400 a	785,680
Blue Coat Systems	127,800 a	2,029,464
Broadwing	338,500 a	3,858,900
DRS Technologies	110,300	5,874,578
Exar	80,300 a	1,059,960
F5 Networks	143,300 a,b	6,952,916
Genesis Microchip	557,300 a,b	6,815,779
Hexcel	226,600 a,b	4,663,428
Intevac	230,400 a	4,939,776
Methode Electronics	201,000	1,917,540
Newport	81,600 a	1,338,240
Omnivision Technologies	255,600 a	7,489,080

PLX Technology	207,300	a	2,475,162
Portalplayer	235,900	a,b	2,370,795
Radisys	74,200	a	1,539,650
Redback Networks	54,200	a	1,294,838
Silicon Image	747,000	a,b	7,111,440
Trident Microsystems	140,600	a,b	3,104,448
Vicor	121,900		2,169,820
X-Rite	116,700	b	1,363,056
			82,019,282
Energy Minerals--3.7%
Cabot Oil & Gas	185,300		8,129,111
Houston Exploration	128,900	a	6,869,081
Unit	149,900	a	8,982,008
			23,980,200
Finance--19.7%
Advanta, Cl. B	121,900		4,461,540
Ashford Hospitality Trust	283,400	b	3,400,800
CentraCore Properties Trust	34,700		840,434
Digital Realty Trust	144,400		3,624,440
Federal Agricultural Mortgage, Cl. C	52,700		1,320,135
FelCor Lodging Trust	307,400		6,396,994
First Midwest Bancorp/IL	362,600		12,749,016
FPIC Insurance Group	67,100	a	2,520,947
Getty Realty	75,300	b	1,938,975
Greater Bay Bancorp	487,200		14,523,432
Harbor Florida Bancshares	304,700		11,200,772
Inland Real Estate	315,200	b	4,463,232
Innkeepers USA Trust	37,700	b	585,104
LTC Properties	123,000		2,701,080
Medical Properties Trust	66,300		802,893
Ocwen Financial	392,800	a,b	4,454,352
Oriental Financial Group	128,100		1,591,002
Phoenix Cos.	200,700		2,845,926
Presidential Life	93,300		2,333,433
R-G Financial, Cl. B	292,200		2,659,020
Ramco-Gershenson Properties	41,100		1,068,600
Reinsurance Group of America	220,600	b	10,467,470
Signature Bank/New York, NY	136,800	a	4,887,864
State Auto Financial	53,000		1,722,500
Stifel Financial	78,800	a,b	2,925,056
Tarragon	74,400	b	1,136,088
Webster Financial	182,100	b	8,830,029
Westamerica Bancorporation	171,900	b	8,344,026
Winston Hotels	181,600	b	1,975,808
			126,770,968
Health Technology--7.2%
Abaxis	149,100	a	2,546,628
Andrx	500,100	a,b	11,682,336
Angiodynamics	123,800	a	3,466,400
Arena Pharmaceuticals	76,200	a,b	1,039,368
BioMarin Pharmaceutical	255,500	a	3,318,945
Cepheid	85,900	a	831,512
Diversa	165,300	a	1,548,861
Enzon Pharmaceuticals	213,200	a	1,588,340
Genitope	75,200	a,b	539,936
Idenix Pharmaceuticals	67,800	a,b	612,234
Neurometrix	180,100	a	5,248,114
Nuvelo	351,700	a	5,753,812

Pain Therapeutics	137,100 a,b	1,165,350
Regeneron Pharmaceuticals	446,800 a	5,781,592
TriPath Imaging	134,400 a	960,960
		46,084,388
Industrial Services--4.8%
American Ecology	113,200	2,874,148
Building Material Holding	83,600 b	2,384,272
Superior Energy Services	382,700 a	12,590,830
Todco, Cl. A	289,600	12,791,632
		30,640,882
Non-Energy Minerals--2.5%
Agnico-Eagle Mines	320,400 b	10,688,544
Chaparral Steel	90,700 a	5,571,701
		16,260,245
Process Industries--5.2%
Agrium	515,700	12,650,121
Albany International, Cl. A	326,600	13,050,936
Pioneer Cos.	156,500 a	4,346,005
Westlake Chemical	99,200	3,097,024
		33,144,086
Producer Manufacturing--6.8%
American Woodmark	28,600	1,005,004
Encore Wire	166,600 a,b	6,362,454
Freightcar America	24,200 b	1,460,712
IDEX	185,100	8,949,585
JLG Industries	401,200	8,726,100
Superior Essex	91,600 a	3,108,904
Trinity Industries	232,300 b	14,481,582
		44,094,341
Retail Trade--4.3%
Asbury Automotive Group	36,300 a	757,218
Bon-Ton Stores	87,400 b	2,309,108
Genesco	231,200 a,b	8,135,928
Pacific Sunwear of California	534,600 a	11,734,470
Shoe Carnival	83,600 a	1,947,044
Valuevision Media, Cl. A	229,800 a	2,851,818
		27,735,586
Technology Services--11.2%
Anteon International	233,300 a	12,836,166
Business Objects, ADR	284,900 a	8,401,701
Chemed	160,100	8,621,385
Click Commerce	335,300 a,b	6,514,879
eCollege.com	99,500 a	2,276,560
Genesis HealthCare	283,500 a,b	13,344,345
Global Payments	187,700	8,743,066
Internet Capital Group	623,600 a,b	5,375,432
Packeteer	65,800 a	753,410
Per-Se Technologies	49,351 a,b	1,229,827
Vignette	278,900 a	3,801,407
		71,898,178
Transportation--2.6%
Mesa Air Group	603,500 a	5,781,530
SCS Transportation	134,100 a	3,281,427
Skywest	334,600	7,772,758
		16,835,715
Utilities--2.3%
Allete	162,900	7,408,692
Duquesne Light Holdings	467,500 b	7,587,525

			14,996,217
	Total Common Stocks
	(cost $469,723,896)		649,292,006

	Other Investment--.2%

	Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $1,565,000)	1,565,000 c	1,565,000

	Investment of Cash Collateral for
	Securities Loaned--12.8%

	Registered Investment Company;
	Dreyfus Institutional Cash Advantage Fund
	(cost $82,551,513)	82,551,513 c	82,551,513

	Total Investments (cost $553,840,409)	113.8%	733,408,519
	Liabilities, Less Cash and Receivables	(13.8%)	(89,076,357)
	Net Assets	100.0%	644,332,162

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of these securities are on loan. At May 31, 2006, the total market value of the fund's securities
		on loan is $79,729,904 and the total market value of the collateral held by the fund is $82,551,513.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Midcap Value Fund
May 31, 2006 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)

Consumer Discretionary--11.4%
Best Buy	301,650		15,987,450
CBRL Group	47,565	a	1,780,358
Circuit City Stores	161,000		4,838,050
Dollar Tree Stores	325,799	b	8,610,868
EchoStar Communications, Cl. A	520,780	a,b	15,586,945
Federated Department Stores	69,000		5,025,270
Kohl's	26,800	b	1,438,892
Marvel Entertainment	1,078,200	a,b	20,593,620
OfficeMax	317,800		13,134,674
OSI Restaurant Partners	183,600	a	6,734,448
Polo Ralph Lauren	57,700		3,260,050
Royal Caribbean Cruises	766,800		29,199,744
TJX Cos.	488,130	a	11,573,562
			137,763,931
Consumer Staples--5.0%
Cadbury Schweppes, ADR	362,600		13,974,604
Dean Foods	102,030	b	3,642,471
Del Monte Foods	2,115,400		25,046,336
Safeway	416,690	a	9,825,550
Tyson Foods, Cl. A	521,000		8,341,210
			60,830,171
Energy--8.5%
Cameco	458,200		19,006,136
CNX Gas	36,200	b	1,029,528
Complete Production Services	237,850	b	5,696,507
Diamond Offshore Drilling	131,700	a	11,291,958
El Paso	1,280,100	a	19,931,157
ENSCO International	89,900		4,494,101
Marathon Oil	43,400	a	3,257,170
Noble	160,300		11,145,659
Range Resources	575,700		14,910,630
Southwestern Energy	368,410	b	11,899,643
Western Refining	30,980		554,542
			103,217,031
Financial--21.8%
AMBAC Financial Group	294,350	a	23,592,152
AmeriCredit	639,800	a,b	18,579,792
Annaly Mortgage Management	918,230		11,936,990
Axis Capital Holdings	278,200		7,288,840
Capital One Financial	413,500		34,225,395
Cousins Properties	117,300	a	3,544,806
Endurance Specialty Holdings	48,520		1,482,286
Equity Office Properties Trust	214,900	a	7,231,385
Fidelity National Financial	296,500		12,301,785
Fidelity National Title Group, Cl. A	731,000	a	15,965,040
Home Properties of New York	160,000		7,958,400
Hudson City Bancorp	2,065,800		28,280,802
Investment Technology Group	153,600	b	7,265,280
MBIA	66,950		3,824,854
North Fork Bancorporation	41,100		1,211,217
Nuveen Investments, Cl. A	349,500	a	15,696,045

PartnerRe	130,800	8,033,736
RenaissanceRe Holdings	261,200	11,767,060
UnumProvident	1,283,800 a	23,057,048
Whitney Holding	237,600	8,586,864
XL Capital, Cl. A	178,000	11,263,840
		263,093,617
Health Care--12.2%
Biogen Idec	355,200 b	16,562,976
Biovail	993,060	24,389,554
Cephalon	438,200 a,b	26,169,304
Cerner	112,700 a,b	4,280,346
Cooper Cos.	518,530	24,552,396
Emdeon	883,430 b	10,256,622
LifePoint Hospitals	264,700 b	9,351,851
Omnicare	419,920 a	19,467,491
Universal Health Services, Cl. B	237,600	12,060,576
		147,091,116
Industrial--13.3%
ACE Aviation Holdings, Cl. A	548,800 b	16,398,144
Airtran Holdings	157,300 a,b	1,934,790
Continental Airlines, Cl. B	378,500 a,b	9,386,800
Deere & Co.	154,600	13,233,760
EGL	99,900 b	4,502,493
Empresa Brasileira de Aeronautica, ADR	1,012,360 a	33,863,442
GATX	446,900 a	19,399,929
Navistar International	738,800 b	19,637,304
Shaw Group	687,800 b	18,322,992
Steelcase, Cl. A	758,400 a	14,060,736
Swift Transportation	159,183 b	4,559,001
US Airways Group	129,600 a,b	6,052,320
		161,351,711
Information Technology--11.8%
Activision	563,000 a,b	7,358,410
Applied Micro Circuits	1,861,822 a,b	5,473,757
Cadence Design Systems	233,050 a,b	4,204,222
Ceridian	434,850 b	10,579,901
Cognex	294,220 a	7,387,864
Cognos	115,800 b	3,550,428
Compuware	298,100 b	2,194,016
Conexant Systems	795,500 a,b	2,330,815
Cypress Semiconductor	1,046,100 a,b	15,879,798
Juniper Networks	274,600 b	4,374,378
National Instruments	397,640 a	11,137,896
Teradyne	1,402,540 a,b	21,837,548
Thermo Electron	118,000 b	4,335,320
United Microelectronics, ADR	4,250,193 a	14,153,143
Zebra Technologies, Cl. A	791,800 b	27,958,458
		142,755,954
Materials--5.8%
Abitibi-Consolidated	840,400	2,899,380
Chemtura	2,235,947	21,979,359
Domtar	380,700	2,493,585
Martin Marietta Materials	117,200	10,724,972
Owens-Illinois	1,143,000 b	19,431,000
Smurfit-Stone Container	591,200 b	7,076,664
Worthington Industries	299,430 a	5,099,293
		69,704,253
Telecommunication Services--.9%

Leap Wireless International	248,200 b	10,878,606
Utilities--7.2%
CMS Energy	1,332,300 a,b	17,106,732
Constellation Energy Group	407,800	21,083,260
Dominion Resources/VA	94,900	6,887,842
Entergy	304,400	21,341,484
Exelon	98,100 a	5,553,441
Questar	212,100	15,629,649
		87,602,408
Total Common Stocks
(cost $1,141,057,201)		1,184,288,798

Other Investment--2.2%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $26,111,000)	26,111,000 c	26,111,000

Investment of Cash Collateral
for Securities Loaned--10.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $125,852,051)	125,852,051 c	125,852,051

Total Investments (cost $1,293,020,252)	110.5%	1,336,251,849
Liabilities, Less Cash and Receivables	(10.5%)	(127,335,745)
Net Assets	100.0%	1,208,916,104

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At May 31, 2006, the total market value of the fund's securities on loan is $120,706,732 and the total market value of the collateral held by the fund is $125,852,051.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Future Leaders Fund
May 31, 2006 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Commercial & Professional Services--5.3%
Agilysys	64,100	1,057,650
AM Castle & Co.	14,200	393,340
Brightpoint	6,980 a	149,233
CBIZ	90,400 a	745,800
DiamondCluster International	49,800 a	475,092
Kforce	62,700 a	958,056
Performance Food Group	117,500 a	3,829,325
Rush Enterprises, Cl. A	48,500 a	844,870
Spherion	142,500 a	1,191,300
Standard Register	32,700	424,446
		10,069,112
Communications--.5%
Alaska Communications Systems Group	53,600	665,712
Fairpoint Communications	20,500	276,340
		942,052
Consumer Durables--1.7%
Avatar Holdings	5,300 a	298,655
Select Comfort	5,200 a	170,352
Thor Industries	4,600	221,168
WMS Industries	94,100 a	2,440,954
		3,131,129
Consumer Non-Durables--3.4%
Parlux Fragrances	23,600 a	650,416
Ralcorp Holdings	63,400 a	2,650,754
Steven Madden	28,950	925,821
Tootsie Roll Industries	24,300	737,019
Warnaco Group	83,300 a	1,498,567
		6,462,577
Consumer Services--4.2%
Bankrate	18,300 a	833,565
LodgeNet Entertainment	11,000 a	208,010
Lone Star Steakhouse & Saloon	14,500	377,435
Nutri/System	21,000 a	1,426,320
Shuffle Master	90,900 a	3,314,214
Sinclair Broadcast Group, Cl. A	94,100	800,791
World Wrestling Entertainment	60,000	1,071,000
		8,031,335
Electronic Technology--14.5%
Advanced Energy Industries	26,500 a	373,650
American Science & Engineering	29,600 a	1,701,112
Amkor Technology	249,000 a	2,367,990
Armor Holdings	39,400 a	2,250,528
Asyst Technologies	115,600 a	795,328
Digi International	24,400 a	290,116
Emcore	121,000 a	1,153,130
Integrated Device Technology	184,400 a	2,644,296
Komag	46,900 a	1,947,757
Methode Electronics	64,700	617,238
Microsemi	59,100 a	1,417,218
Monolithic Power Systems	8,700 a	127,455
Multi-Fineline Electronix	34,400 a	1,144,488

Presstek	25,000 a	244,250
Redback Networks	33,000 a	788,370
Spectralink	57,400	532,672
Triumph Group	68,300 a	3,225,809
TTM Technologies	111,500 a	1,629,015
Universal Display	34,300 a	501,466
Varian Semiconductor Equipment Associates	90,800 a	2,810,260
Vicor	26,900	478,820
X-Rite	36,500	426,320
		27,467,288
Energy Minerals--3.8%
Frontier Oil	20,900	1,170,400
Pacific Ethanol	79,900 a	2,325,889
Remington Oil & Gas	88,400 a	3,742,856
		7,239,145
Finance--21.5%
Advanta, Cl. B	30,300	1,108,980
American Physicians Capital	9,400 a	434,468
Ashford Hospitality Trust	101,000	1,212,000
BankAtlantic Bancorp, Cl. A	168,500	2,476,950
Cedar Shopping Centers	12,200	177,388
Citizens Banking	27,000	719,280
City Holding	16,600	600,256
Community Bank System	25,300	490,567
Education Realty Trust	17,000	239,700
EMC Insurance Group	5,700	181,716
Entertainment Properties Trust	25,600	1,050,880
First Niagara Financial Group	195,300	2,751,777
Fremont General	88,600	1,792,378
Getty Realty	20,400	525,300
Inland Real Estate	92,800	1,314,048
LTC Properties	35,600	781,776
Max Re Capital	107,200	2,572,800
Nasdaq Stock Market	74,200 a	2,258,648
National Financial Partners	82,000	3,677,700
National Health Investors	15,700	420,132
National Retail Properties	69,100	1,333,630
Nelnet, Cl. A	69,100 a	2,582,267
Omega Healthcare Investors	25,400	313,182
Oriental Financial Group	36,300	450,846
R-G Financial, Cl. B	59,500	541,450
Ramco-Gershenson Properties	13,900	361,400
Republic Bancorp/MI	58,800	639,156
Safety Insurance Group	8,400	395,976
Senior Housing Properties Trust	66,000	1,135,860
Strategic Hotels & Resorts	22,100	453,492
Tarragon	16,000	244,320
Texas Regional Bancshares, Cl. A	104,200	3,291,678
Universal American Financial	80,400 a	1,124,796
Westamerica Bancorporation	51,700	2,509,518
Winston Hotels	40,000	435,200
		40,599,515
Health Technology--7.6%
Alpharma, Cl. A	82,700	1,936,834
Andrx	131,200 a	3,064,832
Arena Pharmaceuticals	70,500 a	961,620
BioMarin Pharmaceutical	45,000 a	584,550
Diversa	25,300 a	237,061

Enzon Pharmaceuticals	38,900 a	289,805
Luminex	13,200 a	215,160
Nuvelo	96,400 a	1,577,104
POZEN	14,900 a	208,600
Serologicals	136,100 a	4,242,237
STERIS	33,100	753,025
TriPath Imaging	31,700 a	226,655
		14,297,483
Industrial Services--4.8%
Grey Wolf	435,700 a	3,333,105
Maverick Tube	5,600 a	269,920
Todco, Cl. A	62,200	2,747,374
Veritas DGC	57,400 a	2,711,002
		9,061,401
Non-Energy Minerals--.9%
Cleveland-Cliffs	1,900	139,878
Olin	54,900	972,279
Reliance Steel & Aluminum	4,700	378,867
Steel Dynamics	3,680	213,771
		1,704,795
Process Industries--4.3%
Albany International, Cl. A	77,800	3,108,888
Myers Industries	33,100	526,290
Pioneer Cos.	24,300 a	674,811
Silgan Holdings	17,700	661,803
Spartech	59,000	1,354,640
Wausau Paper	81,600	1,090,992
Zoltek Cos.	24,800 a	695,640
		8,113,064
Producer Manufacturing--8.1%
American Woodmark	24,300	853,902
Bucyrus International, Cl. A	35,200	1,796,608
Commercial Metals	16,700	410,987
Encore Wire	27,800 a	1,061,682
Freightcar America	11,700	706,212
Genlyte Group	14,900 a	1,039,722
JLG Industries	170,200	3,701,850
LSI Industries	46,100	677,670
Superior Essex	7,600 a	257,944
Wabtec	134,800	4,713,956
		15,220,533
Retail Trade--3.9%
Aeropostale	91,100 a	2,253,814
Audible	74,400 a	695,640
Pacific Sunwear of California	138,400 a	3,037,880
Shoe Carnival	26,600 a	619,514
Valuevision Media, Cl. A	65,200 a	809,132
		7,415,980
Technology Services--10.0%
Albany Molecular Research	80,900 a	834,079
Anteon International	46,000 a	2,530,920
Click Commerce	30,800 a	598,444
Covansys	10,400 a	143,104
Global Payments	35,400	1,648,932
InfoSpace	77,700 a	1,761,459
Intergraph	23,500 a	835,425
Internet Capital Group	115,000 a	991,300
Magellan Health Services	72,500 a	2,932,625

Online Resources	13,100 a	160,213
Packeteer	43,500 a	498,075
RealNetworks	104,600 a	989,516
SYKES Enterprises	98,300 a	1,694,692
Vignette	112,200 a	1,529,286
Wind River Systems	191,300 a	1,807,785
		18,955,855
Transportation--1.3%
Mesa Air Group	34,000 a	325,720
SCS Transportation	8,900 a	217,783
UTI Worldwide	69,700	1,897,931
		2,441,434
Utilities--3.9%
El Paso Electric	156,200 a	3,011,536
Laclede Group	16,700	561,955
New Jersey Resources	40,900	1,837,228
Westar Energy	94,700	2,018,057
		7,428,776
Total Common Stocks
(cost $153,918,300)		188,581,474

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $859,000)	859,000 b	859,000

Total Investments (cost $154,777,300)	100.2%	189,440,474
Liabilities, Less Cash and Receivables	(.2%)	(342,655)
Net Assets	100.0%	189,097,819

a Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Value Fund
May 31, 2006 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)

Australia--2.8%
Amcor	1,239,498	6,143,372
Coca-Cola Amatil	653,240	3,439,113
Insurance Australia Group	518,270	2,030,810
National Australia Bank	245,154	6,469,906
TABCORP Holdings	448,460	5,133,505
		23,216,706
Belgium--1.0%
Fortis	215,763	7,861,214
Brazil--.5%
Petroleo Brasileiro, ADR	48,830	4,240,886
Finland--1.2%
M-real, Cl. B	554,330	2,982,639
Nokia	100,000	2,140,718
Nokia, ADR	11,214	240,765
UPM-Kymmene	202,023	4,332,507
		9,696,629
France--10.4%
Arkema, ADR	1 a,b	25
BNP Paribas	93,140	8,686,616
Carrefour	197,470	11,447,291
Credit Agricole	187,060	6,971,202
France Telecom	617,780	13,818,507
Lafarge	26,970	3,230,543
Peugeot	82,990	5,273,397
Sanofi-Aventis	95,770	9,023,919
Thomson	232,950	4,416,797
Total	164,560	10,667,381
Total, ADR	77,228	5,036,038
Valeo	191,996	7,354,386
		85,926,102
Germany--10.0%
Allianz	33,900	5,239,744
Deutsche Bank	74,583	8,544,883
Deutsche Lufthansa	359,127	6,257,055
Deutsche Post	514,234	13,867,428
Deutsche Telekom	429,340	6,963,348
E.ON	41,257	4,752,663
Hannover Rueckversicherung	213,590	7,798,459
Infineon Technologies	654,260 a	7,384,300
Medion	77,200	1,048,350
Metro	88,320	4,999,955
Siemens	140,380	12,024,157
Volkswagen	48,559	3,430,823
		82,311,165
Greece--.6%
Public Power	196,010	4,801,193
Hong Kong--.9%
Bank of East Asia	1,494,557	5,661,272
Citic Pacific	587,200	1,734,931
		7,396,203
Ireland--1.3%
Bank of Ireland	622,615	11,087,086
Italy--4.2%
Enel	563,480	5,020,635
ENI	323,235	9,727,124
Mediaset	450,770	5,226,207
Saras	258,100 a	1,684,672
UniCredito Italiano	1,193,180	9,095,068
Unipol	1,404,400	4,322,522

		35,076,228
Japan--26.2%
77 Bank	719,900	5,305,367
Aeon	298,100	6,325,940
Aiful	121,978	6,704,052
Ajinomoto	279,100	3,290,964
Astellas Pharma	108,200	4,227,125
Canon	94,635	6,520,467
Dentsu	2,647	7,661,905
Fuji Photo Film	337,100	10,984,746
Funai Electric	61,100	5,973,017
Hino Motors	1,181,100	6,848,020
JS Group	240,700	5,043,747
Kao	279,100	6,926,388
KDDI	915	5,703,263
Kuraray	318,900	3,831,047
Mabuchi Motor	93,100	5,464,071
Matsumotokiyoshi	169,879	4,268,658
Minebea	314,800	1,850,367
Mitsubishi UFJ Financial Group	427	5,800,755
Nippon Express	2,344,800	11,700,578
Nippon Paper Group	844	3,469,674
Nissan Motor	856,000	10,260,599
ORIX	3,090	879,330
Ricoh	396,500	7,692,364
Rinnai	157,200	4,661,913
Rohm	128,400	11,548,875
Sekisui Chemical	925,400	7,805,816
Sekisui House	558,900	7,815,916
SFCG	15,713	3,418,144
Shinsei Bank	1,082,000	7,157,292
Skylark	279,800	5,453,150
Sohgo Security Services	108,700	1,829,924
Sumitomo Mitsui Financial Group	1,071	10,840,755
Takefuji	153,330	9,543,559
TDK	83,100	6,707,028
Toyoda Gosei	142,300	3,341,918
		216,856,734
Mexico--.9%
Coca-Cola Femsa, ADR	135,100	4,175,941
Telefonos de Mexico, ADR	167,232	3,309,521
		7,485,462
Netherlands--5.2%
ABN AMRO Holding	286,587	7,926,695
Aegon	371,746	6,191,170
Heineken	201,921	8,068,260
Koninklijke Philips Electronics	262,460	8,251,268
Koninklijke Philips Electronics (New York Shares)	9,500	300,295
Royal Dutch Shell, Cl. A	359,491	11,831,373
Wolters Kluwer	25,481	601,297
		43,170,358
Singapore--2.3%
DBS Group Holdings	1,040,870	11,409,867
United Overseas Bank	817,500	7,718,128
		19,127,995
South Africa--.5%
Nedbank Group	225,847	3,854,159
South Korea--1.4%
Korea Electric Power, ADR	165,794	3,363,960
KT, ADR	190,400	4,198,320
SK Telecom, ADR	146,680	3,828,348
		11,390,628
Spain--2.3%
Banco Santander Central Hispano	310,870	4,488,340
Gamesa Corp Tecnologica	24,120 a	503,672

	Gas Natural SDG	132,780	4,024,671
	Iberdrola	16,350	524,697
	Repsol YPF	166,230	4,636,079
	Repsol YPF, ADR	185,508	5,203,499
			19,380,958
	Sweden--.5%
	Svenska Cellulosa, Cl. B	94,800	3,946,667
	Switzerland--6.8%
	Ciba Specialty Chemicals	172,706	10,066,600
	Clariant	232,450	3,501,730
	Nestle	43,195	12,890,060
	Novartis	174,010	9,649,762
	Swiss Reinsurance	141,559	9,953,640
	UBS	89,900	10,170,117
			56,231,909
	Taiwan--.6%
	United Microelectronics, ADR	1,535,291	5,112,519
	United Kingdom--18.6%
	Anglo American	242,702	9,777,034
	Barclays	307,466	3,553,642
	Boots Group	325,132	4,286,836
BP		1,083,064	12,659,664
	BT Group	1,065,829	4,669,337
	Centrica	1,745,984	9,093,970
	Debenhams	711,100 a	2,513,510
	Diageo	409,724	6,720,151
	GKN	562,720	2,859,894
	GlaxoSmithKline	561,861	15,551,728
	HBOS	434,570	7,432,442
	HSBC Holdings	497,498	8,648,261
	Reed Elsevier	742,220	7,218,119
	Rentokil Initial	1,523,960	4,132,659
	Royal Bank of Scotland Group	439,595	14,173,531
	Royal Dutch Shell, Cl. A	49,520	1,626,272
	Sainsbury (J)	637,747	3,804,759
	Smiths Group	376,280	6,241,986
	Travis Perkins	51,890	1,481,872
	Trinity Mirror	520,140	4,951,378
	Unilever	420,167	9,390,272
	Vodafone Group	5,589,975	12,858,877
			153,646,194
	Total Common Stocks
	(cost $701,977,885)		811,816,995

	Other Investment--.4%

	Registered Investment Company;
	Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $3,550,000)	3,550,000 c	3,550,000

	Total Investments (cost $705,527,885)	98.6%	815,366,995
	Cash and Receivables (Net)	1.4%	11,871,325
	Net Assets	100.0%	827,238,320

	ADR - American Depository Receipts
a	Non-income producing security.
b	The value of this security has been determined in good faith under the direction of the	Board of Directors.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Midcap Value Fund
May 31, 2006 (Unaudited)

Common Stocks--97.7%	Shares	Value ($)

Banking--6.1%
Hudson City Bancorp	41,594	569,422
North Fork Bancorporation	1,800	53,046
Whitney Holding	10,100	365,014
		987,482
Consumer Discretionary--10.9%
Best Buy	1,900	100,700
Federated Department Stores	3,000	218,490
Interpublic Group of Cos.	31 a	295
Kohl's	1,100 a	59,059
Marvel Entertainment	18,700 a	357,170
OfficeMax	10,800	446,364
Royal Caribbean Cruises	11,200	426,496
TJX Cos.	6,800	161,228
		1,769,802
Consumer Staples--7.4%
Cadbury Schweppes, ADR	6,400	246,656
Dean Foods	1,400 a	49,980
Del Monte Foods	22,000	260,480
Safeway	11,800	278,244
Tyson Foods, Cl. A	23,500	376,235
		1,211,595
Energy--6.1%
CNX Gas	1,500 a	42,660
Complete Production Services	3,150 a	75,443
El Paso	17,200	267,804
Marathon Oil	1,950	146,347
Noble	800	55,624
Range Resources	12,700	328,930
Southwestern Energy	2,300 a	74,290
		991,098
Financial--23.3%
AMBAC Financial Group	4,050	324,607
AmeriCredit	2,200 a	63,888
Annaly Mortgage Management	12,000	156,000
Axis Capital Holdings	2,500	65,500
Capital One Financial	7,500	620,775
Cousins Properties	4,200	126,924
Equity Office Properties Trust	9,700	326,405
Fidelity National Financial	2,000	82,980
Fidelity National Title Group, Cl. A	10,200	222,768
Home Properties of New York	6,700	333,258
Investment Technology Group	6,500 a	307,450
MBIA	2,850	162,820
Nuveen Investments, Cl. A	3,800	170,658
PartnerRe	2,500	153,550
UnumProvident	37,100	666,316
		3,783,899
Health Care--4.6%
Biogen Idec	3,650 a	170,200
Biovail	12,100	297,176
Cephalon	3,000 a,b	179,160
Cooper Cos.	2,000	94,700

		741,236
Industrial--11.7%
ACE Aviation Holdings, Cl. A	11,700 a,b	349,596
Empresa Brasileira de Aeronautica, ADR	16,300	545,235
GATX	6,800	295,188
Navistar International	12,900 a	342,882
Shaw Group	9,000 a	239,760
Steelcase, Cl. A	7,400	137,196
		1,909,857
Information Technology--6.2%
Ceridian	3,000 a	72,990
Compuware	13,000 a	95,680
Cypress Semiconductor	7,500 a	113,850
Teradyne	7,700 a	119,889
United Microelectronics, ADR	80,100	266,733
Zebra Technologies, Cl. A	9,600 a	338,976
		1,008,118
Materials--8.2%
Abitibi-Consolidated	38,700	133,515
Chemtura	39,100	384,353
Domtar	17,000	111,350
Owens-Illinois	28,200 a	479,400
Worthington Industries	13,500	229,905
		1,338,523
Utilities--13.2%
CMS Energy	21,900 a	281,196
Constellation Energy Group	10,800	558,360
Dominion Resources/VA	4,200	304,836
Entergy	8,500	595,935
Exelon	4,300	243,423
Questar	2,150	158,434
		2,142,184
Total Common Stocks
(cost $15,765,742)		15,883,794

Other Investment--3.9%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $627,000)	627,000 c	627,000

Investment of Cash Collateral
for Securities Loaned--1.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $200,374)	200,374 c	200,374

Total Investments (cost $16,593,116)	102.8%	16,711,168
Liabilities, Less Cash and Receivables	(2.8%)	(458,989)
Net Assets	100.0%	16,252,179

ADR - American Depository Receipts
a Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2006, the total market value of the fund's securities
	on loan is $201,690 and the total market value of the collateral held by the fund is $200,374.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Small Company Growth Fund
May 31, 2006 (Unaudited)

Common Stocks--97.2%	Shares		Value ($)

Consumer Discretionary--9.8%
Bright Horizons Family Solutions	2,040	a	72,624
California Pizza Kitchen	2,030	a	58,890
Guitar Center	1,110	a	53,447
JOS A Bank Clothiers	1,200	a	43,584
Lin TV, Cl. A	4,940	a	43,472
Lions Gate Entertainment	8,020	a,b	76,190
Penn National Gaming	1,620	a	62,257
Playboy Enterprises, Cl. B	2,720	a	26,221
Red Robin Gourmet Burgers	1,144	a	47,991
Ruth's Chris Steak House	3,500	a	70,350
Steiner Leisure	1,810	a	75,459
Too	1,590	a	65,190
Tractor Supply	490	a	27,249
			722,924
Consumer Staples--4.9%
Boston Beer, Cl. A	1,340	a	36,220
Hain Celestial Group	2,840	a	72,903
Herbalife	940	a	36,895
Inter Parfums	3,140		56,237
Peet's Coffee & Tea	1,820	a	52,762
Rite Aid	12,730	a,b	59,831
USANA Health Sciences	1,260	a,b	47,389
			362,237
Energy--8.5%
Arena Resources	1,250	a	38,387
Complete Production Services	2,090	a	50,055
Consol Energy	560		49,420
Dril-Quip	710	a	55,898
Foundation Coal Holdings	690		31,278
Global Industries	3,410	a	66,188
Gulf Island Fabrication	1,350		30,955
Hydril	762	a	57,066
Oceaneering International	650	a	48,750
Oil States International	2,740	a	95,188
Penn Virginia	480		32,592
W-H Energy Services	1,270	a	71,552
			627,329
Exchange Traded--4.3%
iShares Russell 2000 Growth Index Fund	4,290	b	317,932
Financial--8.4%
Arch Capital Group	710	a	40,754
CapitalSource	2,150		50,525
Colonial BancGroup	2,070		55,186
Crescent Real Estate EQT	1,690		29,879
Cullen/Frost Bankers	370		20,979
First Cash Financial Services	500	a	10,730
First Community Bancorp/CA	970		56,318
First Marblehead	1,190		53,990
First Midwest Bancorp/IL	1,440		50,630
Greenhill & Co.	520		30,888
Mercantile Bank	342		13,748

Nara Bancorp	1,200		23,280
Portfolio Recovery Associates	1,610	a	79,325
SWS Group	1,360		31,593
Waddell & Reed Financial, Cl. A	3,150		70,182
			618,007
Health Care--17.2%
American Medical Systems Holdings	2,770	a	54,763
Applera - Celera Genomics Group	3,530	a	39,536
Array Biopharma	2,070	a	15,235
Community Health Systems	1,350	a	50,895
Covance	1,290	a	76,200
Cytyc	2,130	a	55,976
Emdeon	4,590	a	53,290
Enzon Pharmaceuticals	3,410	a	25,404
Fisher Scientific International	1,110	a	82,417
Foxhollow Technologies	1,500	a	39,015
Haemonetics/Mass.	720	a	36,360
Integra LifeSciences Holdings	1,360	a	52,278
InterMune	2,980	a	47,263
Medarex	2,540	a	26,060
Merit Medical Systems	3,380	a	38,701
Natus Medical	2,900	a	36,163
Nektar Therapeutics	3,450	a	68,965
PDL BioPharma	1,210	a,b	24,502
Pediatrix Medical Group	1,140	a	52,657
PerkinElmer	3,660		76,348
Respironics	1,970	a	67,019
Rigel Pharmaceuticals	2,820	a	27,721
Triad Hospitals	720	a	29,002
VCA Antech	1,230	a	37,048
Vertex Pharmaceuticals	760	a	26,220
Viasys Healthcare	1,710	a	43,075
WellCare Health Plans	1,270	a	63,182
Zymogenetics	1,410	a	24,322
			1,269,617
Industrial--17.6%
Alaska Air Group	2,060	a	79,804
CIRCOR International	1,270		37,173
Copart	1,420	a	38,965
Corrections Corp. of America	1,180	a	60,357
FTI Consulting	2,300	a	60,697
GATX	1,280		55,565
Global Cash Access	2,810	a	43,583
HUB Group, Cl. A	750	a	35,490
Huron Consulting Group	1,150	a	35,225
Interline Brands	3,230	a	78,618
Kennametal	580		34,684
Landstar System	1,690		74,681
MSC Industrial Direct, Cl. A	630		29,125
Mueller Water Products	1,500	a	25,920
Old Dominion Freight Line	1,170	a	36,048
Pacer International	1,890		55,774
Quanta Services	2,980	a	49,617
Robbins & Myers	1,630		38,207
School Specialty	1,040	a	37,482
Stericycle	430	a	28,668
Team	900	a	28,305
UAP Holding	1,900		44,840

Universal Truckload Services	1,180 a	37,972
Wabtec	1,750	61,198
Washington Group International	1,460	78,679
Watson Wyatt Worldwide, Cl. A	1,040	37,274
West	1,670 a	81,028
		1,304,979
Information Technology--23.5%
24/7 Real Media	8,620 a	71,977
AMIS Holdings	7,430 a	72,888
Ariba	4,081 a	34,648
Arris Group	3,610 a	43,392
BEA Systems	5,680 a	77,021
Brocade Communications Systems	5,700 a	34,827
Business Objects, ADR	1,200 a	35,388
Cirrus Logic	3,420 a	27,976
Cymer	2,300 a	106,697
Exar	5,370 a	70,884
Filenet	3,580 a	93,259
Forrester Research	1,440 a	36,878
Hypercom	3,590 a	38,844
Informatica	3,960 a	55,678
Jack Henry & Associates	2,590	48,588
Mantech International, Cl. A	1,020 a	34,527
Marchex, Cl. B	2,630 a,b	44,920
McAfee	1,270 a	30,036
Micrel	3,300 a	37,158
Mindspeed Technologies	11,470 a	32,919
NIC	5,780 a	37,108
Novellus Systems	1,200 a	27,792
O2Micro International, ADR	3,550 a	30,814
Online Resources	7,300 a	89,279
Palm	4,910 a	80,917
Polycom	2,030 a	43,828
Progress Software	900 a	20,952
Radyne	4,040 a	53,126
Rudolph Technologies	3,010 a	49,906
Sify, ADR	3,330 a	33,866
Tektronix	2,040	63,566
Unica	1,580 a	14,489
Valueclick	2,210 a	34,830
VeriSign	2,230 a	50,064
Wright Express	2,670 a	78,605
		1,737,647
Materials--2.1%
IAMGOLD	2,340	22,066
Kinross Gold	6,150 a	67,589
PAN American Silver	1,770 a	34,055
Stillwater Mining	2,090 a	28,696
		152,406
Utilities--.9%
ITC Holdings	2,720	70,475
Total Common Stocks
(cost $6,655,839)		7,183,553

Other Investment--3.4%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $253,000)	253,000 c	253,000

Investment of Cash Collateral
	for Securities Loaned--6.9%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
	(cost $510,880)	510,880 c	510,880

Total Investments (cost $7,419,719)		107.5%	7,947,433
Liabilities, Less Cash and Receivables		(7.5%)	(551,309)
Net Assets		100.0%	7,396,124

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2006, the total market value of the fund's securities
	on loan is $499,796 and the total market value of the collateral held by the fund is $510,880.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Structured Large Cap Value Fund
May 31, 2006 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)

Banking--15.2%
Bank of America	2,500	121,000
Comerica	200	10,950
Huntington Bancshares/OH	400	9,408
Keycorp	1,400	50,008
National City	1,400	51,632
Northern Trust	300	16,776
SunTrust Banks	700	52,997
Wachovia	300	16,050
Washington Mutual	1,300	59,683
Wells Fargo & Co.	600	39,822
		428,326
Consumer Durables--5.5%
Avery Dennison	500	29,695
Black & Decker	300	26,088
DR Horton	266	7,012
General Electric	2,400	82,224
Martin Marietta Materials	100	9,151
		154,170
Consumer Non-Durables--4.1%
General Mills	1,100	57,079
Pepsi Bottling Group	800	25,072
Reynolds American	300 a	32,982
		115,133
Electronic Technology--6.8%
Advanced Micro Devices	1,500 b	46,335
Applera - Applied Biosystems Group	900	26,640
International Business Machines	900	71,910
Northrop Grumman	400	25,872
Raytheon	500	22,925
		193,682
Energy--12.7%
Chesapeake Energy	300	9,177
ConocoPhillips	1,500	94,935
Exxon Mobil	3,700	225,367
Unit	500 b	29,960
		359,439
Finance--21.0%
AMBAC Financial Group	300	24,045
Capital One Financial	200	16,554
CBL & Associates Properties	400	14,964
Cincinnati Financial	540	24,753
CIT Group	600	30,840
Citigroup	1,700	83,810
Countrywide Financial	1,200	45,936
First American	400	16,788
Goldman Sachs Group	300	45,285
Host Hotels & Resorts	1,200	24,084
Kimco Realty	300	10,755
Lehman Brothers Holdings	1,200	79,932
MetLife	1,500	77,205
Morgan Stanley	500	29,810
Prudential Financial	400	30,460
Rayonier	300	11,667
Safeco	500	27,685
		594,573
Health Care--5.8%
Aetna	600	23,076

Caremark Rx	600	28,782
King Pharmaceuticals	1,100 b	19,558
Merck & Co.	1,600	53,264
Pfizer	1,600	37,856
		162,536
Non-Energy Minerals--4.8%
Louisiana-Pacific	1,200	29,112
Nucor	400	42,108
Phelps Dodge	400	34,276
Rohm & Haas	600	30,246
		135,742
Retail Trade--1.4%
Autonation	662 b	14,359
Barnes & Noble	200	7,636
Claire's Stores	300	8,151
IAC/InterActiveCorp	400 b	10,332
		40,478
Services--6.9%
AmerisourceBergen	1,000	43,590
Arrow Electronics	300 b	9,750
Ingram Micro, Cl. A	1,400 b	24,164
Manpower	300	19,749
News, Cl. A	2,600	49,582
Walt Disney	1,600	48,800
		195,635
Transportation--3.1%
CSX	200	13,384
Norfolk Southern	1,100	58,036
Tidewater	300	15,216
		86,636
Utilities--12.2%
AT & T	3,100	80,786
DTE Energy	400	16,168
Duke Energy	2,800	79,016
Edison International	1,300	51,012
Oneok	900	30,231
PG & E	1,000	39,680
PPL	800	23,816
Verizon Communications	800	24,968
		345,677
Total Common Stocks
(cost $2,501,238)		2,812,027

Investment of Cash Collateral
for Securities Loaned--1.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $33,900)	33,900 c	33,900

Total Investments (cost $2,535,138)	100.7%	2,845,927
Liabilities, Less Cash and Receivables	(.7%)	(18,380)
Net Assets	100.0%	2,827,547

a	All or a portion of this security is on loan. At May 31, 2006, the total market value of the fund's security on
	loan is $32,982 and the total market value of the collateral held by the fund is $33,900.
b Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Structured Midcap Fund
May 31, 2006 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)

Commercial & Professional Services--7.1%
Aramark, Cl. B	16,200	530,550
Arrow Electronics	13,400 a	435,500
Avnet	14,400 a	317,952
CDW	11,400	637,602
Henry Schein	6,300 a	290,367
Ingram Micro, Cl. A	24,500 a	422,870
Manpower	15,400	1,013,782
MPS Group	35,300 a	530,912
SEI Investments	20,400	925,956
		5,105,491
Communications--.4%
Nextel Partners, Cl. A	10,100 a	286,840
Consumer Durables--4.4%
Black & Decker	7,600	660,896
Furniture Brands International	29,300	630,536
KB Home	3,900	199,680
Lennar, Cl. A	4,100	196,431
Ryland Group	3,300	162,393
Thor Industries	24,000	1,153,920
Toll Brothers	5,800 a	163,908
		3,167,764
Consumer Non-Durables--1.9%
Alberto-Culver	14,400	669,744
Hormel Foods	19,900	714,609
		1,384,353
Consumer Services--4.8%
Brinker International	23,700	869,790
Career Education	23,800 a	775,642
Darden Restaurants	16,400	580,724
Education Management	8,000 a	343,600
Entercom Communications	8,700	231,942
Meredith	7,100	355,355
Sotheby's Holdings, Cl. A	12,400 a	331,700
		3,488,753
Electronic Technology--12.4%
ADTRAN	5,300	133,666
Advanced Micro Devices	7,200 a	222,408
Amphenol, Cl. A	14,900	827,695
CommScope	27,300 a	797,979
DRS Technologies	13,700	729,662
Imation	15,900	611,832
Kemet	39,600 a	378,576
Lam Research	30,100 a	1,348,179
Micrel	34,800 a	391,848
Microchip Technology	10,400	356,720
National Semiconductor	21,000	539,280
Newport	8,800 a	144,320
Plexus	10,500 a	412,965
Precision Castparts	12,700	731,901
Semtech	23,200 a	388,368
Teradyne	9,200 a	143,244
Western Digital	38,600 a	785,510
		8,944,153
Energy Minerals--3.7%

Chesapeake Energy	21,200	648,508
Peabody Energy	8,500	529,890
Unit	12,500 a	749,000
XTO Energy	18,000	741,960
		2,669,358
Finance--16.8%
AG Edwards	9,100	487,760
American Financial Group/OH	12,200	514,352
Bear Stearns Cos.	3,000	401,250
CBL & Associates Properties	17,700	662,157
Cincinnati Financial	15,700	719,688
Comerica	10,300	563,925
First American	7,700	323,169
Greater Bay Bancorp	14,700	438,207
Host Hotels & Resorts	31,900	640,233
IndyMac Bancorp	13,600	624,240
Investors Financial Services	7,500	328,050
Jefferies Group	14,000	409,360
Leucadia National	8,900	569,956
Lincoln National	5,900	331,462
New Plan Excel Realty Trust	5,800	136,938
Ohio Casualty	21,900	654,153
Old Republic International	43,900	938,143
Rayonier	12,150	472,514
Reinsurance Group of America	15,300	725,985
Sky Financial Group	8,400	206,640
TCF Financial	5,500	146,850
Texas Regional Bancshares, Cl. A	7,920	250,193
Weingarten Realty Investors	10,100	382,386
WR Berkley	34,612	1,189,614
		12,117,225
Health Technology--7.0%
Applera - Applied Biosystems Group	23,600	698,560
Dade Behring Holdings	14,200	528,950
Endo Pharmaceuticals Holdings	16,700 a	489,978
Intuitive Surgical	7,200 a	801,288
King Pharmaceuticals	33,000 a	586,740
Millennium Pharmaceuticals	146,500 a	1,254,040
STERIS	17,200	391,300
Techne	5,700 a	311,676
		5,062,532
Industrial Services--3.0%
Patterson-UTI Energy	42,700	1,276,730
Pride International	21,200 a	685,820
Smith International	4,800	196,608
		2,159,158
Non-Energy Minerals--4.6%
Freeport-McMoRan Copper & Gold, Cl. B	11,900	666,281
Louisiana-Pacific	24,400	591,944
Martin Marietta Materials	6,400	585,664
Nucor	4,700	494,769
Phelps Dodge	4,900	419,881
Steel Dynamics	9,300	540,237
		3,298,776
Process Industries--2.1%
Pactiv	28,900 a	712,963
Rohm & Haas	12,000	604,920
Sensient Technologies	9,900	199,782
		1,517,665
Producer Manufacturing--6.4%
Avery Dennison	10,800	641,412

Cummins	6,200	683,302
Herman Miller	17,100	499,662
Joy Global	16,350	878,649
Nordson	9,000	419,850
Thomas & Betts	16,300 a	937,250
Timken	17,200	540,596
		4,600,721
Retail Trade--6.6%
American Eagle Outfitters	19,000	620,350
Barnes & Noble	21,100	805,598
Claire's Stores	31,600	858,572
Dollar General	20,500	334,150
Family Dollar Stores	12,500	312,250
Pacific Sunwear of California	23,800 a	522,410
Payless Shoesource	28,300 a	755,044
Sherwin-Williams	12,100	585,277
		4,793,651
Technology Services--6.6%
Acxiom	12,400	292,392
Ceridian	33,400 a	812,622
Community Health Systems	24,600 a	927,420
DST Systems	12,600 a	740,880
Fiserv	6,900 a	297,735
Global Payments	11,400	531,012
McAfee	27,600 a	652,740
Quest Diagnostics	9,300	518,382
		4,773,183
Transportation--4.3%
JB Hunt Transport Services	42,100	1,030,187
Norfolk Southern	12,600	664,776
Tidewater	25,700	1,303,504
Werner Enterprises	7,300	142,131
		3,140,598
Utilities--7.0%
AGL Resources	35,200	1,287,264
Energy East	17,100	407,664
Hawaiian Electric Industries	6,200	166,594
KeySpan	12,000	480,360
Oneok	31,100	1,044,649
Pepco Holdings	23,600	541,856
Sierra Pacific Resources	55,700 a	771,445
WPS Resources	6,800	331,976
		5,031,808
Total Common Stocks
(cost $66,474,761)		71,542,029

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $384,000)	384,000 b	384,000

Total Investments (cost $66,858,761)	99.6%	71,926,029
Cash and Receivables (Net)	.4%	320,482
Net Assets	100.0%	72,246,511

a Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Select Midcap Growth Fund
May 31, 2006 (Unaudited)

Common Stocks--101.7%	Shares	Value ($)

Consumer Discretionary--12.5%
Advance Auto Parts	1,895	72,237
Centex	985	46,975
Chico's FAS	2,035 a	60,989
Coach	3,355 a	97,563
Starbucks	2,360 a	84,134
Williams-Sonoma	1,795	64,889
		426,787
Energy--15.9%
BJ Services	2,270	83,196
Consol Energy	1,225	108,106
Grant Prideco	1,760 a	84,550
Smith International	1,845	75,571
Western Gas Resources	1,585	77,681
XTO Energy	2,760	113,767
		542,871
Financial--10.7%
Affiliated Managers Group	790 a,b	71,258
E*Trade Financial	4,650 a	112,856
SEI Investments	1,810	82,156
T Rowe Price Group	1,225	96,898
		363,168
Health Care--15.5%
Applera - Applied Biosystems Group	2,770	81,992
Coventry Health Care	1,530 a	79,942
DaVita	1,565 a	82,882
Gilead Sciences	1,975 a	113,227
Manor Care	1,790	83,128
Pharmaceutical Product Development	2,430	88,282
		529,453
Industrial--22.4%
CH Robinson Worldwide	2,325	102,393
Cummins	770	84,862
Expeditors International Washington	725	71,376
Joy Global	1,250	67,175
Oshkosh Truck	1,770	93,545
Precision Castparts	1,420	81,835
Robert Half International	1,910	78,386
Rockwell Automation	1,380	94,226
Rockwell Collins	1,620	88,452
		762,250
Information Technology--22.1%
Akamai Technologies	2,805 a	87,768
Amdocs	2,175 a	81,497
Amphenol, Cl. A	1,910	106,101
Autodesk	1,925 a	70,051
Citrix Systems	2,540 a	95,453
Cognizant Technology Solutions, Cl. A	1,720 a	101,480
Harris	2,055	83,680
NAVTEQ	1,535 a	64,086
Satyam Computer Services, ADR	1,955	62,892
		753,008

	Telecommunication Services--2.6%
	NII Holdings	1,650 a	89,859

	Total Common Stocks
	(cost $2,487,356)		3,467,396

	Investment of Cash Collateral
	for Securities Loaned--2.1%

	Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
	(cost $72,680)	72,680 c	72,680

	Total Investments (cost $2,560,036)	103.8%	3,540,076
	Liabilities, Less Cash and Receivables	(3.8%)	(130,653)
	Net Assets	100.0%	3,409,423

	ADR - American Depository Receipts
a	Non-income producing security.
b		All or a portion of this security is on loan. At May 31, 2006, the total market value of the fund's security on
		loan is $71,258 and the total market value of the collateral held by the fund is $72,680.
c		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Strategic Value Fund
May 31, 2006 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)

Banking--6.7%
Bank of New York	66,500	2,209,795
PNC Financial Services Group	36,000	2,480,760
SunTrust Banks	33,000	2,498,430
Wachovia	105,700	5,654,950
Washington Mutual	77,000	3,535,070
Wells Fargo & Co.	19,600	1,300,852
		17,679,857
Consumer Discretionary--10.7%
Carnival	15,800	630,578
CBS, Cl. B	7,250	187,847
Clear Channel Communications	146,800	4,521,440
CSK Auto	30,500 a	387,655
Gap	67,700	1,232,140
Johnson Controls	43,500	3,704,895
Liberty Global, Ser. C	84,348 a	1,869,152
Limited Brands	53,100	1,442,196
Marriott International, Cl. A	18,400	1,330,872
McDonald's	95,300	3,161,101
News, Cl. A	78,200	1,491,274
Nike, Cl. B	13,000	1,044,030
Omnicom Group	49,800	4,736,478
OSI Restaurant Partners	29,900	1,096,732
Polo Ralph Lauren	18,000	1,017,000
Viacom, Cl. B	7,250 a	273,687
		28,127,077
Consumer Staples--4.8%
Altria Group	80,000	5,788,000
Campbell Soup	35,500	1,249,245
Colgate-Palmolive	66,200	3,994,508
Dean Foods	42,000 a	1,499,400
		12,531,153
Energy--11.0%
BP, ADR	15,700	1,109,990
Cameron International	30,700 a	1,439,830
Chevron	95,678	5,720,588
ConocoPhillips	95,800	6,063,182
Exxon Mobil	53,040	3,230,666
Halliburton	18,200	1,357,538
Marathon Oil	77,700	5,831,385
Noble Energy	38,600	1,677,556
Valero Energy	41,500	2,546,025
		28,976,760
Financial--23.5%
American International Group	62,529	3,801,763
AON	64,900	2,313,685
Capital One Financial	63,700	5,272,449
Chubb	113,400	5,730,102
Citigroup	52,414	2,584,010
Freddie Mac	59,300	3,560,372
Genworth Financial, Cl. A	114,000	3,817,860
Goldman Sachs Group	17,700	2,671,815

Janus Capital Group	51,100	920,311
JPMorgan Chase & Co.	210,076	8,957,641
Lincoln National	23,400	1,314,612
MBIA	11,000	628,430
Merrill Lynch & Co.	70,800	5,126,628
MetLife	25,000	1,286,750
MGIC Investment	45,000	2,964,150
Morgan Stanley	36,800	2,194,016
PMI Group	107,200	4,877,600
Reinsurance Group of America	27,500	1,304,875
St. Paul Travelers Cos.	29,700	1,307,394
UnumProvident	77,700	1,395,492
		62,029,955
Health Care--9.3%
Abbott Laboratories	58,700	2,506,490
Advanced Medical Optics	28,600 a	1,296,152
Amgen	18,900 a	1,277,451
Cephalon	21,700 a	1,295,924
Dentsply International	21,800	1,303,640
Pfizer	278,900	6,598,774
Quest Diagnostics	24,400	1,360,056
Thermo Electron	71,000 a	2,608,540
WellPoint	36,700 a	2,626,986
Wyeth	79,600	3,640,904
		24,514,917
Industrial--9.4%
3M	31,000	2,593,460
Airtran Holdings	66,700 a,b	820,410
Avery Dennison	25,700	1,526,323
Cendant	77,400	1,251,558
Eaton	12,600	926,604
Emerson Electric	24,600	2,029,992
Empresa Brasileira de Aeronautica, ADR	25,720	860,334
GATX	32,000	1,389,120
Lockheed Martin	17,400	1,261,326
Mueller Water Products	28,860 a	498,701
Navistar International	78,000 a	2,073,240
Tyco International	76,800	2,082,048
Union Pacific	42,800	3,971,840
United Technologies	22,700	1,419,204
US Airways Group	43,900 a	2,050,130
		24,754,290
Information Technology--10.6%
Accenture, Cl. A	43,600	1,227,340
Automatic Data Processing	71,800	3,264,746
Ceridian	47,600 a	1,158,108
Cisco Systems	280,200 a	5,514,336
Fairchild Semiconductor International	68,300 a	1,193,201
Hewlett-Packard	119,000	3,853,220
International Business Machines	28,500	2,277,150
Microsoft	143,100	3,241,215
NCR	64,900 a	2,536,292
RF Micro Devices	200,400 a	1,452,900
Take-Two Interactive Software	60,100 a	979,029
Tellabs	88,400 a	1,264,120
		27,961,657
Materials--4.1%
Air Products & Chemicals	19,900	1,290,515

Alcoa	47,700	1,513,044
Martin Marietta Materials	49,200	4,502,292
Mosaic	78,600 a	1,223,016
Smurfit-Stone Container	125,500 a	1,502,235
United States Steel	10,900	723,542
		10,754,644
Telecommunication Services--4.8%
Alltel	19,200	1,187,520
AT & T	315,200	8,214,112
BellSouth	60,700	2,049,839
Embarq	2,640 a	110,009
Sprint Nextel	52,800	1,119,888
		12,681,368
Utilities--3.8%
Constellation Energy Group	24,400	1,261,480
Entergy	17,700	1,240,947
Exelon	33,300	1,885,113
NRG Energy	113,700 a,b	5,656,575
		10,044,115
Total Common Stocks
(cost $228,239,455)		260,055,793

Other Investment--1.6%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,204,000)	4,204,000 c	4,204,000

Investment of Cash Collateral
for Securities Loaned--1.7%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $4,461,244)	4,461,244 c	4,461,244

Total Investments (cost $236,904,699)	102.0%	268,721,037
Liabilities, Less Cash and Receivables	(2.0%)	(5,300,738)
Net Assets	100.0%	263,420,299

ADR - American Depository Receipts.
a Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2006, the total market value of the fund's securities
	on loan is $4,989,102 and the total market value of the collateral held by the fund is $4,461,244.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Premier Technology Growth Fund
May 31, 2006 (Unaudited)

Common Stocks--96.4%	Shares	Value ($)

Basic Industries--.5%
Bluestream Ventures, LP	4,381,000 a,e	2,457,864
Ingenex	7,900 a,e	0
		2,457,864
Capital Goods--6.6%
Avid Technology	142,600 a,b	5,617,014
Corning	1,063,900 a	25,799,575
Seagate Technology	177,200 a,b	4,137,620
		35,554,209
Computers--9.2%
Apple Computer	283,500 a	16,944,795
Dell	307,000 a	7,791,660
Hewlett-Packard	352,600 b	11,417,188
Network Appliance	418,600 a,b	13,395,200
		49,548,843
Electrical & Electronics--7.9%
EMC/Massachusetts	1,106,400 a	14,161,920
Garmin	206,000 b	19,217,740
Samsung Electronics, GDR	17,700 c	5,593,200
Sirf Technology Holdings	109,700 a,b	3,215,307
		42,188,167
Electronic Components--3.5%
Taiwan Semiconductor Manufacturing	10,033,255 a	18,659,243
Health Care--3.7%
Amgen	88,400 a,b	5,974,956
Genentech	97,400 a,b	8,080,304
Teva Pharmaceutical Industries, ADR	157,800	5,745,498
		19,800,758
Information Technology--3.3%
Digital Insight	111,300 a	3,600,555
NAVTEQ	71,100 a	2,968,425
Red Hat	196,600 a,b	5,154,852
Salesforce.com	201,700 a,b	5,952,167
		17,675,999
Internet--8.0%
Akamai Technologies	365,700 a	11,442,753
eBay	116,600 a,b	3,825,646
Google, Cl. A	26,900 a	10,001,958
Yahoo!	551,600 a	17,425,044
		42,695,401
Semiconductors--3.9%
Intel	149,600 b	2,695,792
MEMC Electronic Materials	260,100 a	9,108,702
National Semiconductor	350,400 b	8,998,272
		20,802,766
Software--18.5%
Adobe Systems	463,600 a	13,272,868
Automatic Data Processing	368,200	16,742,054
Cisco Systems	556,200 a	10,946,016
Citrix Systems	224,500 a,b	8,436,710
Electronic Arts	219,600 a	9,238,572
Infosys Technologies, ADR	145,300 b	10,258,180

	Microsoft			691,200	15,655,680
	SAP, ADR			284,000 b	14,946,920
					99,497,000
	Technology--17.6%
	Accenture, Cl. A			594,000	16,721,100
	Advanced Micro Devices			271,000 a,b	8,371,190
	Broadcom, Cl. A			450,050 a,b	15,216,189
	CheckFree			285,600 a,b	14,260,008
	Cognizant Technology Solutions, Cl. A			271,400 a	16,012,600
	Marvell Technology Group			248,400 a	11,841,228
	Texas Instruments			390,100	12,182,823
					94,605,138
	Telecommunications--13.7%
	Amdocs			465,800 a	17,453,526
	Comverse Technology			746,300 a	16,806,676
	Juniper Networks			734,900 a	11,706,957
	Motorola			561,500 b	11,842,035
	Qualcomm			346,900	15,683,349
					73,492,543
	Total Common Stocks
	(cost $454,105,403)				516,977,931

	Other Investment--3.6%

	Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $19,408,000)			19,408,000 d	19,408,000

	Investment of Cash Collateral
	for Securities Loaned--9.4%

	Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
	(cost $50,610,565)			50,610,565 d	50,610,565

	Total Investments (cost $524,123,968)			109.4%	586,996,496
	Liabilities, Less Cash and Receivables			(9.4%)	(50,235,391)
	Net Assets			100.0%	536,761,105

	ADR - American Depository Receipts
	GDR - Global Depository Receipts
a	Non-income producing security.
b		All or a portion of these securities are on loan. At May 31, 2006, the total market value of the fund's securities on loan is
		$49,312,515 and the total market value of the collateral held by the fund is $50,610,565.
c		Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in
		transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, this security amounted
	to $5,593,200 or 1.0% of net assets.
d		Investment in affiliated money market mutual fund.
e		Security restricted as to public resale. Investments is restricted securities, with a value of $2,457,864 or .46% of net
	assets, are as follows:

	Issuer	Acquisition Date	Purchase Price ($)	Net Assets (%)	Valuation ($)†

	Bluestream Ventures, LP	4/30/2004-2/9/2006	0.56	0.46	.56 per share
	Ingenex	4/30/2004	0.00	0.00	.00 per share

†The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Small Company Value Fund
May 31, 2006 (Unaudited)

Common Stocks--97.3%	Shares		Value ($)

Consumer Discretionary--14.2%
Buffalo Wild Wings	16,600	a	651,716
Build-A-Bear Workshop	45,180	a,b	1,341,846
CBRL Group	11,583		433,552
Cosi	404,600	a	3,289,398
Fleetwood Enterprises	304,200	a,b	2,859,480
Interface, Cl. A	164,310	a	1,886,279
Jack in the Box	27,200	a	1,133,152
Marvel Entertainment	218,800	a,b	4,179,080
New York & Co.	132,300	a	1,570,401
Rent-A-Center	78,000	a	1,854,840
Tempur-Pedic International	53,000	a,b	729,280
Tweeter Home Entertainment Group	165,500	a	1,146,915
			21,075,939
Consumer Staples--2.0%
Boston Beer, Cl. A	17,700	a	478,431
Del Monte Foods	142,900		1,691,936
Diamond Foods	52,658		757,222
			2,927,589
Energy--5.3%
Complete Production Services	30,800	a	737,660
Goodrich Petroleum	169,800	a	4,160,100
Maverick Tube	21,300	a,b	1,026,660
Riata Energy	42,000	a,c,d	777,000
Western Refining	64,180		1,148,822
			7,850,242
Financial--8.2%
Annaly Mortgage Management	119,300		1,550,900
Investment Technology Group	30,600	a	1,447,380
PartnerRe	33,100		2,033,002
Phoenix Cos.	86,800		1,230,824
Platinum Underwriters Holdings	143,700		3,871,278
United Fire & Casualty	18,600		583,110
USI Holdings	105,000	a	1,446,900
			12,163,394
Health Care--14.1%
Cooper Cos.	19,600		928,060
Emdeon	182,900	a	2,123,469
Gentiva Health Services	157,400	a	2,734,038
Kindred Healthcare	48,200	a,b	1,222,352
LifePoint Hospitals	24,800	a	876,184
Odyssey HealthCare	39,900	a	650,769
Option Care	116,100	b	1,308,447
Par Pharmaceutical Cos.	47,980	a,b	1,101,141
Quidel	281,070	a	2,650,490
Regeneration Technologies	386,700	a	2,741,703
Savient Pharmaceuticals	329,296	a	1,893,452
Varian	61,800	a	2,719,818
			20,949,923
Industrial--15.7%
Airtran Holdings	109,400	a,b	1,345,620
Apogee Enterprises	212,470		3,187,050

EGL	21,400 a	964,498
Empresa Brasileira de Aeronautica, ADR	52,200	1,746,090
GATX	83,900	3,642,099
Goodman Global	38,930 a	659,863
Hudson Highland Group	98,620 a	1,175,550
Kansas City Southern	69,100 a,b	1,833,223
Knoll	24,500	453,250
Navistar International	12,100 a	321,618
Shaw Group	53,900 a	1,435,896
Swift Transportation	59,000 a	1,689,760
Tetra Tech	107,600 a	1,893,760
Wabash National	170,100	2,857,680
		23,205,957
Information Technology--24.3%
Applied Micro Circuits	719,300 a	2,114,742
China Techfaith Wireless Communication Technology, ADR	165,800 a	2,321,200
Digitas	162,000 a	2,107,620
Gartner	87,700 a	1,372,505
Gevity HR	106,900	2,900,197
Hypercom	92,100 a	996,522
iPass	332,485 a	2,114,605
Lattice Semiconductor	366,800 a,b	2,211,804
Mattson Technology	52,025 a	466,144
Metrologic Instruments	68,200 a	1,025,046
Mindspeed Technologies	213,500 a,b	612,745
Mobility Electronics	404,810 a,b	2,894,391
MSC.Software	185,900 a,b	3,634,345
Paxar	105,100 a	2,235,477
Photon Dynamics	126,600 a	2,019,270
Powerwave Technologies	70,100 a	686,279
Reynolds & Reynolds, Cl. A	26,220	734,422
RF Micro Devices	99,900 a	724,275
Sapient	311,400 a	1,665,990
Take-Two Interactive Software	103,110 a,b	1,679,662
Teradyne	100,700 a	1,567,899
		36,085,140
Materials--4.4%
Calgon Carbon	305,300 b	2,082,146
Century Aluminum	18,100 a,b	753,865
Chemtura	120,720	1,186,678
Ferro	56,200	989,120
Smurfit-Stone Container	64,000 a	766,080
Worthington Industries	43,100	733,993
		6,511,882
Telecommunication Services--7.0%
Cogent Communications Group	172,893 a	1,590,616
NTELOS Holdings	286,200 a	3,983,904
UbiquiTel	460,800 a	4,796,928
		10,371,448
Utilities--2.1%
CMS Energy	61,000 a	783,240
Peoples Energy	31,190 b	1,170,249
UIL Holdings	21,500	1,187,445
		3,140,934
Total Common Stocks
(cost $146,327,109)		144,282,448

Other Investment--2.7%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
	(cost $4,078,000)	4,078,000 e	4,078,000

Investment of Cash Collateral
for Securities Loaned--13.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
	(cost $19,809,780)	19,809,780 e	19,809,780

Total Investments (cost $170,214,889)		113.4%	168,170,228
Liabilities, Less Cash and Receivables		(13.4%)	(19,899,581)
Net Assets		100.0%	148,270,647

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At May 31, 2006, the total market value of the fund's securities on
	loan is $19,022,845 and the total market value of the collateral held by the fund is $19,809,780.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. At May, 2006, these securities
	amounted to $777,000 or .5% of net assets.
d	The value of this security has been determined in good faith under the direction of the Board of Directors.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 20, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 20, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)